Operating leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Leases [Abstract]
Year 1	$ 40,077
Year 2	35,506
Year 3	26,223
Year 4	19,239
Year 5	10,721
Thereafter	30,662
Total future minimum lease payments	162,428
Lease imputed interest	(15,899)
Total	$ 146,529